Acquisitions	12 Months Ended
Dec. 31, 2015
Business Combinations [Abstract]
Acquisitions
Acquisitions
2015 Acquisition
Effectively February 2015, the Company completed the acquisition of J-Mac Tool, Inc. (“J-Mac”) for aggregate consideration of approximately $61.9 million. J-Mac is a Fort Worth, Texas based manufacturer of high quality hydraulic fracturing pumps, power ends, fluid ends and other pump accessories. J-Mac is included in the Completions segment. As the value of certain assets and liabilities are preliminary in nature, they are subject to adjustment as additional information is obtained about the facts and circumstances that existed at the acquisition date, including any post-closing purchase price adjustments. When the valuation is final, any changes to the preliminary valuation of acquired assets and liabilities could result in adjustments to identified intangibles and goodwill. The following table summarizes the current fair values of the assets acquired and liabilities assumed at the date of the acquisition (in thousands):

2015 Acquisition
Current assets, net of cash acquired	$36,174
Property and equipment	11,506
Intangible assets (primarily customer relationships)	10,400
Tax-deductible goodwill	13,977
Current liabilities	(10,129)
Long term liabilities	(22)
Net assets acquired	$61,906

Revenue and net income related to the 2015 acquisition were not significant for the year ended December 31, 2015. Pro forma results of operations for the 2015 acquisition have not been presented because the effects were not material to the consolidated financial statements.
2014 Acquisition
Effective May 1, 2014, the Company completed the acquisition of Quality Wireline & Cable, Inc. ("Quality") for consideration of $38.3 million. Quality is a Calgary, Alberta based manufacturer of high-performance cased-hole electro-mechanical wireline cables and specialty cables for the oil and gas industry. Quality is included in the Drilling & Subsea segment. The following table summarizes the fair values of the assets acquired and liabilities assumed at the date of the acquisition (in thousands):

2014 Acquisition
Current assets, net of cash acquired	$7,596
Property and equipment	3,837
Intangible assets (primarily customer relationships)	11,527
Non-tax-deductible goodwill	20,573
Current liabilities	(1,615)
Deferred tax liabilities	(3,629)
Net assets acquired	$38,289

Revenue and net income related to the 2014 acquisition were not significant for the year ended December 31, 2014. Pro forma results of operations for the 2014 acquisition have not been presented because the effects were not material to the consolidated financial statements.